REVENUE (Tables)	3 Months Ended
Mar. 31, 2023
Revenue
Schedule of revenue recognition

	Three Months Ended March 31,		Year Ended December 31,
	2023	2022	2022	2021
	(unaudited)
Technical service	105,472	-	-	-
Total	105,472	-	-	-